Financing receivables, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Short-term:
Short-term financing receivables	¥ 110,418		¥ 99,857
Allowance for credit losses	(23,331)		(2,657)
Short-term financing receivables, net	¥ 87,087	$ 12,626	97,200
Long-term:
Long-term financing receivables			571
Long-term financing receivables, net			¥ 571